SCHEDULE OF REVENUES FROM CONTRACTS WITH CUSTOMERS (Details) - USD ($)	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023
Revenue from Contract with Customer [Abstract]
Device rental activities	$ 1,626,207	$ 754,126
Direct sales of goods and services	601,352	577,830
Revenue	$ 2,227,559	$ 1,331,956